Pioneer International Equity Fund
Schedule of Investments  |  February 28, 2022

A: PIIFX	C: PCITX	Y: INVYX

Schedule of Investments  |  2/28/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.2%
	Common Stocks — 94.8% of Net Assets
	Aerospace & Defense — 1.9%
120,283	Hensoldt AG	$ 2,840,905
	Total Aerospace & Defense	$2,840,905
	Airlines — 0.7%
56,896(a)	JET2 Plc	$ 978,753
	Total Airlines	$978,753
	Automobiles — 4.3%
241,156	Stellantis NV	$ 4,327,650
110,500	Toyota Motor Corp.	2,010,049
	Total Automobiles	$6,337,699
	Banks — 15.6%
292,188	ABN AMRO Bank NV (144A)	$ 3,875,247
328,053	Grupo Financiero Banorte S.A.B de CV, Class O	2,219,055
118,438	KB Financial Group, Inc.	5,943,816
853,800	Mitsubishi UFJ Financial Group, Inc.	5,306,423
1,027,189	NatWest Group Plc	3,126,850
207,672	UniCredit S.p.A.	2,644,177
	Total Banks	$23,115,568
	Beverages — 2.5%
93,200	Asahi Group Holdings, Ltd.	$ 3,778,279
	Total Beverages	$3,778,279
	Capital Markets — 2.2%
36,111	Euronext NV (144A)	$ 3,267,978
	Total Capital Markets	$3,267,978
	Chemicals — 1.1%
11,912	International Flavors & Fragrances, Inc.	$ 1,584,296
	Total Chemicals	$1,584,296
	Construction Materials — 2.0%
64,999	CRH Plc	$ 2,920,165
	Total Construction Materials	$2,920,165
	Containers & Packaging — 1.1%
34,685	Smurfit Kappa Group Plc	$ 1,704,662
	Total Containers & Packaging	$1,704,662
	Diversified Telecommunication Services — 2.2%
177,799	Deutsche Telekom AG	$ 3,195,426
	Total Diversified Telecommunication Services	$3,195,426
1Pioneer International Equity Fund |  | 2/28/22

Shares		Value
	Electrical Equipment — 3.6%
160,800	Mitsubishi Electric Corp.	$ 1,938,030
21,302	Schneider Electric SE	3,330,651
	Total Electrical Equipment	$5,268,681
	Food & Staples Retailing — 3.3%
21,796	Magnit PJSC	$ 174,423
97,200	Seven & i Holdings Co., Ltd.	4,739,793
	Total Food & Staples Retailing	$4,914,216
	Food Products — 2.3%
131,555	Associated British Foods Plc	$ 3,358,841
	Total Food Products	$3,358,841
	Health Care Equipment & Supplies — 1.9%
21,200	Hoya Corp.	$ 2,792,672
	Total Health Care Equipment & Supplies	$2,792,672
	Household Durables — 2.6%
37,000	Sony Group Corp.	$ 3,788,220
	Total Household Durables	$3,788,220
	Household Products — 2.4%
41,175	Reckitt Benckiser Group Plc	$ 3,486,627
	Total Household Products	$3,486,627
	Industrial Conglomerates — 2.6%
13,393	Siemens AG	$ 1,902,077
48,900	Toshiba Corp.	1,951,705
	Total Industrial Conglomerates	$3,853,782
	Insurance — 5.4%
244,500	Ping An Insurance Group Co. of China, Ltd., Class H	$ 1,889,850
12,272	Willis Towers Watson Plc	2,728,065
7,556	Zurich Insurance Group AG	3,452,630
	Total Insurance	$8,070,545
	Internet & Direct Marketing Retail — 1.5%
168,000(a)	Alibaba Group Holding, Ltd.	$ 2,218,569
	Total Internet & Direct Marketing Retail	$2,218,569
	IT Services — 2.9%
25,499(a)	Amadeus IT Group S.A.	$ 1,690,313
21,198	International Business Machines Corp.	2,596,967
	Total IT Services	$4,287,280
Pioneer International Equity Fund |  | 2/28/222

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 1.5%
3,249	Lonza Group AG	$ 2,258,336
	Total Life Sciences Tools & Services	$2,258,336
	Media — 1.3%
443,502	Atresmedia Corp. de Medios de Comunicacion S.A.	$ 1,907,050
	Total Media	$1,907,050
	Metals & Mining — 3.6%
68,500	Barrick Gold Corp.	$ 1,548,343
105,426	Teck Resources, Ltd., Class B	3,790,065
	Total Metals & Mining	$5,338,408
	Multi-Utilities — 1.5%
49,377	RWE AG	$ 2,297,060
	Total Multi-Utilities	$2,297,060
	Oil, Gas & Consumable Fuels — 5.6%
396,947	Rosneft Oil Co. PJSC	$ 1,305,956
134,037	Shell Plc (A.D.R.)	7,022,198
	Total Oil, Gas & Consumable Fuels	$8,328,154
	Personal Products — 1.4%
5,164	L'Oreal S.A.	$ 2,053,146
	Total Personal Products	$2,053,146
	Pharmaceuticals — 5.1%
23,100	Eisai Co., Ltd.	$ 1,152,102
16,630	Merck KGaA	3,310,726
67,509	Pfizer, Inc.	3,168,872
	Total Pharmaceuticals	$7,631,700
	Professional Services — 2.0%
98,408	RELX Plc	$ 3,007,480
	Total Professional Services	$3,007,480
	Semiconductors & Semiconductor Equipment — 5.1%
16,912	MKS Instruments, Inc.	$ 2,546,947
118,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,512,461
51,400	Ulvac, Inc.	2,563,026
	Total Semiconductors & Semiconductor Equipment	$7,622,434
	Software — 0.9%
16,691	Oracle Corp.	$ 1,268,015
	Total Software	$1,268,015
3Pioneer International Equity Fund |  | 2/28/22

Shares		Value
	Technology Hardware, Storage & Peripherals — 2.2%
55,320	Samsung Electronics Co., Ltd.	$ 3,337,679
	Total Technology Hardware, Storage & Peripherals	$3,337,679
	Textiles, Apparel & Luxury Goods — 1.2%
2,488	LVMH Moet Hennessy Louis Vuitton SE	$ 1,804,637
	Total Textiles, Apparel & Luxury Goods	$1,804,637
	Trading Companies & Distributors — 1.3%
35,320(a)	AerCap Holdings NV	$ 1,922,468
	Total Trading Companies & Distributors	$1,922,468
	Total Common Stocks (Cost $119,316,611)	$140,539,731

	SHORT TERM INVESTMENTS — 4.4% of Net Assets
	Open-End Fund — 4.4%
6,551,238(b)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 6,551,238
		$6,551,238
	TOTAL SHORT TERM INVESTMENTS (Cost $6,551,238)	$6,551,238
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.2% (Cost $125,867,849)	$147,090,969
	OTHER ASSETS AND LIABILITIES — 0.8%	$1,233,489
	net assets — 100.0%	$148,324,458
(A.D.R.)	American Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2022, the value of these securities amounted to $7,143,225, or 4.8% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2022.
Distribution of investments by country of domicile (excluding short term investments) as a percentage of total investments in securities, is as follows:
Japan	21.4%
United Kingdom	16.9%
Germany	9.6%
Netherlands	8.2%
United States	7.9%
South Korea	6.6%
Pioneer International Equity Fund |  | 2/28/224

Schedule of Investments  |  2/28/22
(unaudited) (continued)
France	5.1%
Ireland	4.6%
Switzerland	4.1%
Canada	3.8%
China	2.9%
Spain	2.6%
Italy	1.9%
Taiwan	1.8%
Mexico	1.6%
Russia	1.0%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks*	$2,219,055	$20,896,513	$—	$23,115,568
Chemicals	1,584,296	—	—	1,584,296
Food & Staples Retailing*	174,423	4,739,793	—	4,914,216
Insurance*	2,728,065	5,342,480	—	8,070,545
IT Services*	2,596,967	1,690,313	—	4,287,280
Metals & Mining	5,338,408	—	—	5,338,408
Oil, Gas & Consumable Fuels	8,328,154	—	—	8,328,154
Pharmaceuticals*	3,168,872	4,462,828	—	7,631,700
Semiconductors & Semiconductor Equipment*	2,546,947	5,075,487	—	7,622,434
Software	1,268,015	—	—	1,268,015
Trading Companies & Distributors	1,922,468	—	—	1,922,468
All Other Common Stocks*	—	66,456,647	—	66,456,647
Open-End Fund	6,551,238	—	—	6,551,238
Total Investments in Securities	$38,426,908	$108,664,061	$—	$147,090,969
*	Securities are valued using inputs/data furnished by independent pricing services using fair value factors.
During the period ended February 28, 2022, there were no transfers in or out of Level 3.
5Pioneer International Equity Fund |  | 2/28/22